Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 31	$ 51
Customer deposits and other deferred revenue	401	412
Construction payables and accruals	188	316
Interest payables	141	156
Accrued employee benefit expenses	134	136
Other tax payables	115	118
Outstanding chips liability	65	189
Loyalty program liability	26	28
Casino liabilities	21	22
Payables to related companies - non-trade	5	3
Other payables and accruals	56	62
Trade and other payables	1,183	1,493
Trade and other non-current payables	(112)	(105)
Trade and other current payables	$ 1,071	$ 1,388